Share-Based Compensation - Summary of Key Assumptions for Options Granted (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) yr $ / shares	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($) yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate	3.00%
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the year	$ 0.74
Dividend yield
Forfeiture rate	3.00%
Weighted average fair value of options granted during the year | $	$ 0.71
Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the year	$ 3.44	$ 13.8	$ 6.6
Option life | yr	10	10	10
Expected early exercise multiple		2.2	2.2
Dividend yield
Forfeiture rate			9.50%
Weighted average fair value of options granted during the year | $	$ 1.98	$ 10.6	$ 4.2
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate	7.70%
Bottom of range | ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.86
Risk-free interest rate	1.50%
Expected volatility	51.10%
Option life | yr	0.5
Bottom of range | Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.75	$ 4.3	$ 2.1
Risk-free interest rate	1.90%	1.20%	0.80%
Expected volatility	61.40%	60.50%	61.80%
Expected early exercise multiple	2.2
Forfeiture rate	3.00%	3.00%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate	10.80%
Top of range | ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 1.86
Risk-free interest rate	4.80%
Expected volatility	60.20%
Option life | yr	2.0
Top of range | Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 4.91	$ 23.3	$ 11.1
Risk-free interest rate	3.40%	1.70%	1.10%
Expected volatility	62.00%	62.20%	77.40%
Expected early exercise multiple	2.8
Forfeiture rate	10.80%	9.60%